UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22551

MainStay MacKay DefinedTerm Municipal Opportunities Fund

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices)           (Zip Code)

J. Kevin Gao, Esq., 30 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: May 31

Date of reporting period: February 28, 2019

Item 1. Schedule of Investments.

The schedule of investments for the period ended February 28, 2019 is filed herewith.

MainStay MacKay DefinedTerm Municipal Opportunities Fund

Portfolio of Investments February 28, 2019 (Unaudited)

	Principal Amount	Value
Municipal Bonds 160.6% †

Arizona 0.4% (0.2% of Managed Assets)
Phoenix Industrial Development Authority, Espiritu Community Development Corp., Revenue Bonds Series A 6.25%, due 7/1/36	$1,985,000	$1,985,079

California 16.8% (10.4% of Managed Assets)
California Municipal Finance Authority, LAX Integrated Express Solutions Project, Revenue Bonds (a)
Series A 5.00%, due 12/31/33	3,800,000	4,357,194
Series A 5.00%, due 12/31/34	4,000,000	4,567,280
City of Sacramento, California, Water, Revenue Bonds 5.00%, due 9/1/42 (b)	19,500,000	21,869,510
Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds
Series A-1 5.00%, due 6/1/34	8,000,000	8,913,360
Series A-2 5.30%, due 6/1/37	5,225,000	5,246,997
Riverside County Transportation Commission, Limited Tax, Revenue Bonds Series A 5.25%, due 6/1/39 (b)	19,100,000	22,006,058
Stockton Public Financing Authority, Parking & Capital Projects, Revenue Bonds Insured: NATL-RE 4.80%, due 9/1/20	105,000	105,156
University of California, Regents Medical Center, Revenue Bonds Series J 5.00%, due 5/15/43 (b)	23,260,000	25,230,468
		92,296,023
Colorado 0.5% (0.3% of Managed Assets)
Dominion Water & Sanitation District, Revenue Bonds 6.00%, due 12/1/46	2,500,000	2,638,625

Connecticut 0.2% (0.1% of Managed Assets)
City of Hartford CT, Unlimited General Obligation Series A 5.00%, due 4/1/31	1,000,000	1,067,980

District of Columbia 0.5% (0.3% of Managed Assets)
Metropolitan Washington Airports Authority Dulles Toll Road, Revenue Bonds Series C, Insured: AGC 6.50%, due 10/1/41	2,400,000	2,991,648

Florida 7.5% (4.7% of Managed Assets)
County of Orange FL Tourist Development Tax Revenue, Revenue Bonds 4.00%, due 10/10/33 (b)	25,000,000	26,636,577
JEA Electric System, Revenue Bonds
Series B 4.00%, due 10/1/38	645,000	661,744
Series C 5.00%, due 10/1/37 (b)	12,980,000	14,131,962
		41,430,283
Guam 2.9% (1.8% of Managed Assets)
Guam Government, Business Privilege Tax, Revenue Bonds Series B-1 5.00%, due 1/1/42	3,800,000	3,885,576
Guam Government, Waterworks Authority, Revenue Bonds 5.50%, due 7/1/43	7,550,000	8,080,689
Guam International Airport Authority, Revenue Bonds Series C, Insured: AGM 6.00%, due 10/1/34 (a)	3,425,000	3,944,573
		15,910,838
Idaho 1.0% (0.7% of Managed Assets)
Idaho Housing & Finance Association, Revenue Bonds Series A, Insured: GNMA 4.50%, due 1/21/49	5,492,136	5,760,427

Illinois 20.8% (12.9% of Managed Assets)
Chicago Board of Education Dedicated Capital Improvement, Special Tax 5.75%, due 4/1/34	8,000,000	9,111,600
Chicago Board of Education Dedicated Capital Improvement, Unlimited General Obligation (c)
Series B 7.00%, due 12/1/42	3,500,000	4,162,550
Series A 7.00%, due 12/1/46	4,000,000	4,738,040
Chicago Board of Education, Unlimited General Obligation
Series A, Insured: AGM 5.50%, due 12/1/39 (b)	20,000,000	21,330,000
Series A 7.00%, due 12/1/44	2,880,000	3,310,675
Chicago O'Hare International Airport, Revenue Bonds Insured: AGM 5.75%, due 1/1/38	5,000,000	5,606,800
Chicago, Illinois Wastewater Transmission, Revenue Bonds Series C 5.00%, due 1/1/32	7,120,000	7,860,694
Chicago, Unlimited General Obligation
Series C 5.00%, due 1/1/25	1,435,000	1,486,086
Series D 5.00%, due 1/1/29	500,000	501,035
Series A 5.25%, due 1/1/27	3,000,000	3,255,300
Series A 6.00%, due 1/1/38	4,430,000	4,985,123
Chicago, Waterworks, Revenue Bonds Series 2017-2, Insured: AGM 5.00%, due 11/1/38	2,500,000	2,748,825
Illinois Sports Facilities Authority, Revenue Bonds Insured: AGM 5.25%, due 6/15/32	150,000	166,434
Public Building Commission of Chicago, Chicago Transit Authority, Revenue Bonds Insured: AMBAC 5.25%, due 3/1/31	600,000	688,110
Sales Tax Securitization Corp., Revenue Bonds Series C, Insured: BAM 5.25%, due 1/1/48 (b)	21,000,000	23,466,030
State of Illinois, Unlimited General Obligation 5.25%, due 7/1/31 (b)	20,000,000	20,877,705
		114,295,007
Kansas 3.8% (2.4% of Managed Assets)
Kansas Development Finance Authority, Adventist Health Sunbelt Obligated Group, Revenue Bonds Series A 5.00%, due 11/15/32 (b)	19,290,000	20,837,591

Maryland 4.1% (2.6% of Managed Assets)
Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System Obligated Group, Revenue Bonds Series C 5.00%, due 5/15/43 (b)	20,870,000	22,787,633

Massachusetts 0.7% (0.5% of Managed Assets)
Commonwealth of Massachusetts, Limited General Obligation Series A 5.25%, due 1/1/44	3,500,000	4,122,370

Michigan 14.2% (8.8% of Managed Assets)
Great Lakes Water Authority, Sewage Disposal System, Revenue Bonds
Senior Lien-Series A 5.00%, due 7/1/32	1,500,000	1,615,935
Series B, Insured: AGM 5.00%, due 7/1/34 (b)	24,940,000	28,776,146
Senior Lien-Series A 5.25%, due 7/1/39	5,000,000	5,392,900
Great Lakes Water Authority, Water Supply System, Revenue Bonds
Senior Lien-Series C 5.00%, due 7/1/41	1,005,000	1,052,155
Senior Lien-Series A 5.25%, due 7/1/41	2,385,000	2,538,475
Senior Lien-Series A 5.75%, due 7/1/37	5,000,000	5,406,300
Michigan Finance Authority, Trinity Health Corp., Revenue Bonds Series 2016 5.25%, due 12/1/41 (b)	21,630,000	24,441,685
Michigan Public Educational Facilities Authority, Dr. Joseph F. Pollack, Revenue Bonds
8.00%, due 4/1/30	1,195,000	1,226,954
8.00%, due 4/1/40	500,000	512,110
Michigan Tobacco Settlement Finance Authority, Revenue Bonds Series A 6.00%, due 6/1/48	5,200,000	5,123,300
Wayne County Michigan, Capital Improvement, Limited General Obligation Series A, Insured: AGM 5.00%, due 2/1/38	2,135,000	2,139,804
		78,225,764
Minnesota 0.3% (0.2% of Managed Assets)
Blaine Minnesota Senior Housing & Healthcare, Crest View Senior Community Project, Revenue Bonds Series A 5.75%, due 7/1/35	2,000,000	1,930,080

Nebraska 3.9% (2.4% of Managed Assets)
Central Plains Energy, Project No. 3, Revenue Bonds 5.25%, due 9/1/37 (b)	20,000,000	21,617,700

Nevada 2.5% (1.5% of Managed Assets)
City of Reno NV, Transportation Rail Access Project, Revenue Bonds
Series B, Insured: AGM 5.00%, due 6/1/26	410,000	474,099
Series B, Insured: AGM 5.00%, due 6/1/27	430,000	501,152
City of Sparks, Tourism Improvement District No. 1, Senior Sales Tax Anticipation, Revenue Bonds Series A 6.75%, due 6/15/28	12,500,000	12,510,125
		13,485,376
New Hampshire 0.7% (0.4% of Managed Assets)
Manchester Housing & Redevelopment Authority, Inc., Revenue Bonds Series B. Insured: ACA (zero coupon), due 1/1/24	4,740,000	3,743,842

New Jersey 1.7% (1.0% of Managed Assets)
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project, Revenue Bonds Insured: AGM 5.125%, due 1/1/39 (a)	500,000	541,530
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds Series C 4.75%, due 10/1/50	2,500,000	2,754,025
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement, Revenue Bonds Series A 5.00%, due 6/15/30	5,000,000	5,585,600
Tobacco Settlement Financing Corp., Revenue Bonds Series A 5.00%, due 6/1/46	300,000	316,866
		9,198,021
New York 7.2% (4.5% of Managed Assets)
New York Liberty Development Corp., World Trade Center, Revenue Bonds Class 3 7.25%, due 11/15/44 (c)	13,390,000	15,608,723
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds Series A, Insured: AGM 4.00%, due 7/1/36 (b)	20,000,000	20,418,000
Riverhead Industrial Development Agency, Revenue Bonds 7.00%, due 8/1/43	3,395,000	3,703,877
		39,730,600
North Dakota 0.9% (0.5% of Managed Assets)
North Dakota Housing Finance Agency, Revenue Bonds Series A 3.75%, due 7/1/38	4,710,000	4,759,314

Ohio 2.9% (1.8% of Managed Assets)
Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Senior Turbo, Revenue Bonds
Series A-2 5.125%, due 6/1/24	2,440,000	2,263,832
Series A-2 5.75%, due 6/1/34	2,425,000	2,265,120
Series A-2 5.875%, due 6/1/30	12,200,000	11,517,166
		16,046,118
Pennsylvania 4.2% (2.6% of Managed Assets)
Commonwealth Financing Authority PA, Tobacco Master Settlement Payment, Revenue Bonds Insured: AGM 4.00%, due 6/1/39	3,000,000	3,075,720
Commonwealth of Pennsylvania, Certificates of Participation Series A 5.00%, due 7/1/37	850,000	952,060
Harrisburg, Unlimited General Obligation Series F, Insured: AMBAC (zero coupon), due 9/15/21	305,000	272,450
Pennsylvania Economic Development Financing Authority, Capitol Region Parking System, Revenue Bonds Series B 6.00%, due 7/1/53 (b)	14,260,000	16,337,745
Philadelphia Authority for Industrial Development, Nueva Esperanza, Inc., Revenue Bonds 8.20%, due 12/1/43	2,000,000	2,185,180
		22,823,155
Puerto Rico 30.4% (18.8% of Managed Assets)
Children’s Trust Fund Puerto Rico Tobacco Settlement, Revenue Bonds 5.50%, due 5/15/39	12,965,000	13,097,891
COFINA Senior Bonds, 2042 National Custodial Trust, Revenue Bonds Series 2007-A (zero coupon), due 8/1/42	59,965	56,816
Series 2007-A (zero coupon), due 8/1/42	182,100	181,645
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority, Revenue Bonds
Series A, Insured: AGC 5.00%, due 7/1/25	310,000	318,603
Series A, Insured: AGC 5.125%, due 7/1/47	3,550,000	3,574,566
Series A 6.00%, due 7/1/38	10,000,000	10,025,000
Series A 6.00%, due 7/1/44	590,000	591,475
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation (d)
Insured: AGM 4.50%, due 7/1/23	280,000	280,647
Series A, Insured: AGM 5.00%, due 7/1/35	17,165,000	17,817,270
Insured: AGM 5.125%, due 7/1/30	1,365,000	1,396,982
Series A, Insured: AGC 5.25%, due 7/1/23	145,000	149,582
Series A-4, Insured: AGM 5.25%, due 7/1/30	4,425,000	4,552,175
Series A, Insured: AGM 5.375%, due 7/1/25	1,340,000	1,423,321
Series A, Insured: AMBAC 5.50%, due 7/1/19	55,000	55,407
Series A, Insured: AGM 5.50%, due 7/1/27	2,230,000	2,374,905
Series A, Insured: AGC 5.50%, due 7/1/32	255,000	262,183
Series C, Insured: AGM 5.50%, due 7/1/32	1,520,000	1,562,818
Series C, Insured: AGM 5.75%, due 7/1/37	5,440,000	5,576,925
Series C-7, Insured: NATL-RE 6.00%, due 7/1/27	2,615,000	2,671,353
Series A, Insured: AGM 6.00%, due 7/1/33	875,000	905,730
Series A, Insured: AGM 6.00%, due 7/1/34	755,000	810,749
Puerto Rico Convention Center District Authority, Revenue Bonds (d)
Series A, Insured: AGC 4.50%, due 7/1/36	13,080,000	13,094,781
Series A, Insured: AGC 5.00%, due 7/1/27	635,000	651,091
Series A, Insured: AMBAC 5.00%, due 7/1/31	340,000	340,187
Puerto Rico Electric Power Authority, Revenue Bonds (d)
Series DDD, Insured: AGM 3.625%, due 7/1/23	755,000	755,045
Series DDD, Insured: AGM 3.65%, due 7/1/24	2,830,000	2,830,000
Series SS, Insured: NATL-RE 5.00%, due 7/1/19	4,800,000	4,821,888
Series PP, Insured: NATL-RE 5.00%, due 7/1/24	1,130,000	1,136,848
Series PP, Insured: NATL-RE 5.00%, due 7/1/25	165,000	165,937
Series TT, Insured: AGM 5.00%, due 7/1/27	310,000	317,855
Puerto Rico Highway & Transportation Authority, Revenue Bonds (d)
Series AA-1, Insured: AGM 4.95%, due 7/1/26	6,195,000	6,334,264
Series D, Insured: AGM 5.00%, due 7/1/32	960,000	978,960
Series N, Insured: AMBAC 5.25%, due 7/1/30	2,415,000	2,611,315
Series N, Insured: AMBAC 5.25%, due 7/1/31	3,485,000	3,762,545
Series CC, Insured: AGM 5.25%, due 7/1/32	2,075,000	2,309,662
Series CC, Insured: AGM 5.25%, due 7/1/33	455,000	505,596
Series CC, Insured: AGM 5.25%, due 7/1/34	2,685,000	2,978,900
Series N, Insured: AGC 5.25%, due 7/1/34	2,090,000	2,318,771
Series CC, Insured: AGM 5.25%, due 7/1/36	1,530,000	1,686,137
Series N, Insured: AGC, AGM 5.50%, due 7/1/25	575,000	637,687
Series CC, Insured: AGM 5.50%, due 7/1/29	235,000	266,852
Series N, Insured: AMBAC 5.50%, due 7/1/29	1,025,000	1,130,924
Series CC, Insured: AGM 5.50%, due 7/1/30	3,185,000	3,621,377
Puerto Rico Infrastructure Financing Authority, Revenue Bonds (d)
Series C, Insured: AMBAC 5.50%, due 7/1/23	1,500,000	1,605,450
Series C, Insured: AMBAC 5.50%, due 7/1/24	335,000	361,817
Series C, Insured: AMBAC 5.50%, due 7/1/25	1,830,000	1,991,607
Series C, Insured: AMBAC 5.50%, due 7/1/26	660,000	722,555
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM 5.00%, due 8/1/20	670,000	676,137
Series A, Insured: AGM 5.00%, due 8/1/21	810,000	821,210
Series A, Insured: AGM 5.00%, due 8/1/22	835,000	849,846
Series A, Insured: AGM 5.00%, due 8/1/27	2,770,000	2,840,192
Series A, Insured: AGM 5.00%, due 8/1/30	1,685,000	1,720,958
Series A, Insured: AGM 5.25%, due 8/1/21	230,000	234,317
Series C, Insured: AGC 5.25%, due 8/1/21	3,775,000	3,957,370
Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds (d)
Series F, Insured: AGC 5.25%, due 7/1/21	2,090,000	2,187,561
Series M-3, Insured: NATL-RE 6.00%, due 7/1/25	385,000	426,977
Series M-3, Insured: NATL-RE 6.00%, due 7/1/27	10,000,000	10,174,800
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1 4.50%, due 7/1/34	4,695,000	4,700,869
Series A-1 5.00%, due 7/1/58	13,440,000	12,775,392
		166,989,723
Rhode Island 3.0% (1.8% of Managed Assets)
Narragansett Bay Commission Wastewater System, Revenue Bonds Series A 5.00%, due 9/1/38 (b)	15,000,000	16,357,150

South Carolina 2.2% (1.3% of Managed Assets)
Patriots Energy Group Financing Agency, Gas Supply, Revenue Bonds Series A 4.00%, due 10/1/48 (b)	10,000,000	10,695,614
South Carolina Public Service Authority, Revenue Bonds Series A 5.00%, due 12/1/31	825,000	921,129
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds Series B 5.125%, due 12/1/43	250,000	267,580
		11,884,323
Tennessee 0.4% (0.2% of Managed Assets)
Tennessee Housing & Development Agency, Residential Finance Program, Revenue Bonds 4.25%, due 1/1/50	2,000,000	2,169,340

Texas 9.8% (6.1% of Managed Assets)
City of Houston TX, Airport System Revenue, Revenue Bonds Series C 5.00%, due 7/1/29 (a)	3,000,000	3,599,640
Harris County-Houston Sports Authority, Revenue Bonds
Series H, Insured: NATL-RE (zero coupon), due 11/15/28	50,000	35,477
Series A, Insured: AGM, NATL-RE (zero coupon), due 11/15/38	175,000	69,951
Series H, Insured: NATL-RE (zero coupon), due 11/15/38	260,000	99,437
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds 5.00%, due 12/15/32 (b)	20,000,000	21,286,576
Texas Water Development Board, Revenue Bonds Series B 5.00%, due 4/15/49 (b)	25,000,000	28,711,125
		53,802,206
U.S. Virgin Islands 4.9% (3.0% of Managed Assets)
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A 5.00%, due 10/1/32	3,020,000	2,642,500
Series A, Insured: AGM 5.00%, due 10/1/32	2,690,000	2,891,454
Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
Senior Lien-Series B 5.00%, due 10/1/24	1,685,000	1,659,725
Series A-1 5.00%, due 10/1/24	1,145,000	1,127,825
Series A 5.00%, due 10/1/25	1,000,000	980,000
Series B 5.25%, due 10/1/29	1,865,000	1,795,063
Series A 6.625%, due 10/1/29	2,580,000	2,516,790
Virgin Islands Public Finance Authority, Revenue Bonds
Series A 5.00%, due 10/1/29	2,980,000	2,689,450
Series A, Insured: AGM 5.00%, due 10/1/32	5,350,000	5,750,661
Virgin Islands Public Finance Authority, Senior Lien-Matching Fund Loan Note, Revenue Bonds
Series A-1 4.50%, due 10/1/24	445,000	428,313
Senior Lien-Series B 5.00%, due 10/1/25	4,385,000	4,297,300
		26,779,081
Utah 1.3% (0.8% of Managed Assets)
Utah Housing Corp., Revenue Bonds Series A, Insured: GNMA 4.50%, due 1/21/49	6,987,478	7,328,816

Virginia 4.9% (3.1% of Managed Assets)
Tobacco Settlement Financing Corp., Revenue Bonds Series B1 5.00%, due 6/1/47	5,000,000	4,776,950
Virginia Commonwealth Transportation Board, Capital Projects, Revenue Bonds 5.00%, due 5/15/31 (b)	20,315,000	22,419,658
		27,196,608
Washington 5.4% (3.3% of Managed Assets)
King County Washington Housing Authority, Ballinger Commons Apartments, Revenue Bonds, County Guaranteed 4.00%, due 5/1/38	5,500,000	5,654,990
Washington Health Care Facilities Authority, Multicare Health System, Revenue Bonds Series A 5.00%, due 8/15/44 (b)	19,665,000	21,110,181
Washington State Housing Finance Commission, Single Family Program, Revenue Bonds Series 1N 4.00%, due 6/1/49	2,500,000	2,683,025
		29,448,196
Wisconsin 0.1% (0.1% of Managed Assets)
Public Finance Authority, Bancroft NeuroHealth Project, Revenue Bonds Series A 5.00%, due 6/1/36 (c)	500,000	502,980

Wyoming 0.5% (0.3% of Managed Assets)
Wyoming Community Development Authority, Revenue Bonds Series 1 4.00%, due 12/1/48	2,500,000	2,676,425
Total Investments (Cost $838,643,786)	160.6%	882,818,322
Floating Rate Note Obligations (e)	(48.4)	(265,975,000)
Fixed Rate Municipal Term Preferred Shares, at Liquidation Value	(12.7)	(70,000,000)
Other Assets, Less Liabilities	0.5	2,935,843
Net Assets Applicable to Common Shares	100.0%	$549,779,165

†	Percentages indicated are based on Fund net assets applicable to Common Shares.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	All or portion of principal amount transferred to a Tender Option Bond ("TOB") Issuer in exchange for TOB Residuals and cash.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Bond insurance is paying principal and interest, since the issuer is in default.
(e)	Face value of Floating Rate Notes issued in TOB transactions.

"Managed Assets" is defined as the Fund's total assets, minus the sum of its accrued liabilities (other than Fund liabilities incurred for the purpose of creating effective leverage (i.e. tender option bonds) or Fund liabilities related to liquidation preference of any preferred shares issued), which was $888,053,206 as of February 28, 2019.

The following abbreviations are used in the preceding pages:

ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
GNMA	—Government National Mortgage Association
NATL-RE	—National Public Finance Guarantee Corp.

Futures Contracts

As of February 28, 2019, the Fund held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
10-Year United States Treasury Note	(883)	June 2019	$(108,015,517)	$(107,726,000)	$289,517

1.	As of February 28, 2019, cash in the amount of $1,015,450 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of February 28, 2019.

The following is a summary of the fair valuations according to the inputs used as of February 28, 2019, for valuing the Fund's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds	$—	$882,818,322	$—	$882,818,322
Other Financial Instruments
Futures Contracts (b)	289,517	—	—	289,517
Total Investments in Securities and Other Financial Instruments	$289,517	$882,818,322	$—	$883,107,839

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay DefinedTerm Municipal Opportunities Fund

NOTES TO PORTFOLIO OF INVESTMENTS February 28, 2019 (Unaudited)

SECURITIES VALUATION.

Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").

The Board of Trustees (the "Board") of the MainStay MacKay DefinedTerm Municipal Opportunities Fund (the "Fund"), adopted procedures establishing methodologies for the valuation of the Fund's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Fund (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the "Subcommittee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate. The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Fund's assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor to the Fund.

To assess the appropriateness of security valuations, the Manager, the Subadvisor or the Fund’s third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals in the first instance with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.

"Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for an identical asset or liability
•	Level 2 – other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of February 28, 2019, the aggregate value by input level of the Fund’s assets and liabilities is included at the end of the Fund’s Portfolio of Investments.

The Fund may use third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Benchmark yields	• Reported trades
• Broker dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Fund generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Fund's valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Fund's valuation procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended February 28, 2019, there were no material changes to the fair value methodologies.

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor, reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 3 in the hierarchy. As of February 28, 2019, there were no securities held by the Fund that were fair valued in such a manner.

Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded and are generally categorized as Level 1 in the hierarchy.

Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Manager, in consultation with the Subadvisor. Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

Item 2. Controls And Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY MACKAY DEFINEDTERM MUNICIPAL OPPORTUNITIES FUND

By:	/s/ Kirk C. Lehneis

Kirk C. Lehneis

President and Principal Executive Officer

Date: April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kirk C. Lehneis

Kirk C. Lehneis

President and Principal Executive Officer

Date: April 26, 2019

By:	/s/ Jack R. Benintende

Jack R. Benintende

Treasurer and Principal Financial and

Accounting Officer

Date: April 26, 2019